                            PROSPECTUS SUPPLEMENT TO
      VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS DATED SEPTEMBER 1, 1995

WORLDWIDE HARD ASSETS FUND

Effective October 30, 1995, Worldwide Hard Assets Fund may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. Following the short sale, the Fund must deposit collateral with the broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

The Fund will establish a segregated account with respect to its short sales and maintain in such account cash not available for investment or U.S. Government securities or other liquid, high-quality debt securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, U.S. Government Securities or other liquid, high-quality debt securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Such segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets. The Fund's ability to engage in short sales may be limited by the requirements of current U.S. tax law that the Fund derive less than 30% of its gross income from the sale or other disposition of securities held less than three months. Securities sold short and then repurchased, regardless of the actual time between the two transactions, are considered to have been held for less than three months.

WORLDWIDE BALANCED FUND

Amendment to page 6 of the Prospectus - Policies
------------------------------------------------
Effective September 29, 1995, subsequent to the initial investment period of Worldwide Balanced Fund, at least 25% of the Fund's total assets will always be invested in fixed-income senior securities and at least 25% of the Fund's total assets will always be invested in equities.

GOLD AND NATURAL RESOURCES FUND AND WORLDWIDE BOND FUND

Amendment to page 25 of the Prospectus - Management
---------------------------------------------------
Effective September 29, 1995, Gold and Natural Resources Fund and Worldwide Bond Fund each pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund, .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million.

Amendment to page 3 of the Prospectus - Financial Highlights Footnote (b)
-------------------------------------------------------------------------
Had the Adviser not reimbursed expenses, the expense ratios for the year ended April 30, 1991 and for the period September 1, 1989 (commencement of operations) to April 30, 1990 would have been 1.21% and 1.87%, respectively, for Gold and Natural Resources Fund and 1.14% and 2.80%, respectively for Worldwide Bond Fund. With respect to Gold and Natural Resources Fund and Worldwide Bond Fund, as of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.


                                  Prospectus Supplement Dated September 29, 1995

                            PROSPECTUS SUPPLEMENT TO
     VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS - DATED SEPTEMBER 1, 1995
                        GOLD AND NATURAL RESOURCES FUND

Effective September 29, 1995

Amendment to page 13 of the Prospectus - Management
---------------------------------------------------
Effective September 29, 1995, Gold and Natural Resources Fund pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund, .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million.

Amendment to page 3 of the Prospectus - Financial Highlights Footnote (b)
-------------------------------------------------------------------------
Had the Adviser not reimbursed expenses, the expense ratios for the year ended April 30, 1991 and for the period September 1, 1989 (commencement of operations) to April 30, 1990 would have been 1.21% and 1.87%, respectively. As of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.


                                  Prospectus Supplement Dated September 29, 1995

                            PROSPECTUS SUPPLEMENT TO
     VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS - DATED SEPTEMBER 1, 1995
                        GOLD AND NATURAL RESOURCES FUND

Effective September 29, 1995

Amendment to the Prospectus - Management
---------------------------------------------------
Effective September 29, 1995, Gold and Natural Resources Fund pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund, .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million.

Amendment to page 3 of the Prospectus - Financial Highlights Footnote (b)
-------------------------------------------------------------------------
Had the Adviser not reimbursed expenses, the expense ratios for the year ended April 30, 1991 and for the period September 1, 1989 (commencement of operations) to April 30, 1990 would have been 1.21% and 1.87%, respectively. As of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.


                                  Prospectus Supplement Dated September 29, 1995